245 Summer Street

Fidelity® Investments

Boston, MA 02210

October 2, 2023

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Oxford Street Trust (the trust): File Nos. 002-77909 and 811-03480 Fidelity Commodity Strategy Fund Fidelity SAI Inflation-Focused Fund Fidelity Series Commodity Strategy Fund (the fund(s))

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Margaret Carey

Margaret Carey

Secretary of the Trust